Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CO
Entity Registrant Name	CHINA CORD BLOOD CORP
Entity Central Index Key	0001467808
Current Fiscal Year End Date	--03-31

CONDENSED CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Current assets
Cash and cash equivalents	$ 126,131	794,311	611,387
Accounts receivable, less allowance for doubtful accounts (March 31, 2011: RMB11,850; March 31, 2012: RMB13,916)	12,546	79,012	77,402
Inventories	1,059	6,666	6,729
Prepaid expenses and other receivables	1,836	11,561	9,982
Trading securities	56	354
Deferred tax assets	837	5,268	5,373
Total current assets	142,465	897,172	710,873
Property, plant and equipment, net	42,535	267,862	250,348
Non-current prepayments	455	2,863	5,752
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2011: RMB28,106; March 31, 2012: RMB38,628)	40,371	254,236	240,952
Inventories	5,502	34,651	31,600
Intangible assets, net	20,610	129,791	134,412
Available-for-sale equity securities	15,593	98,199	52,733
Other investments	21,336	134,363	134,363
Deferred tax assets	796	5,013	2,565
Total assets	289,663	1,824,150	1,563,598
Current liabilities
Bank loan	7,146	45,000	45,000
Accounts payable	1,007	6,343	5,046
Accrued expenses and other payables	5,296	33,351	106,731
Deferred revenue	16,850	106,110	82,319
Amounts due to related party	57	360	360
Income tax payable	944	5,943	11,156
Total current liabilities	31,300	197,107	250,612
Deferred revenue	48,676	306,534	162,668
Other non-current liabilities	9,594	60,420	30,036
Deferred tax liabilities	3,884	24,462	26,890
Total liabilities	93,454	588,523	470,206
Shareholders' equity
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 75,406,875 shares and 73,140,147 shares issued and outstanding as of March 31, 2011, and 2012, respectively	8	50	52
Additional paid-in capital	137,460	865,654	910,316
Accumulated other comprehensive (loss)/ income	4,138	26,057	(18,580)
Retained earnings	49,380	310,973	178,993
Total shareholders' equity	190,986	1,202,734	1,070,781
Non-controlling interests	5,223	32,893	22,611
Total equity	196,209	1,235,627	1,093,392
Total liabilities and equity	$ 289,663	1,824,150	1,563,598

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Accounts receivable, allowance for doubtful accounts		13,916	11,850
Non-current accounts receivable, allowance for doubtful accounts		38,628	28,106
Ordinary shares, par value	$ 0.0001
Ordinary shares, shares authorized	250,000,000	250,000,000	250,000,000
Ordinary shares, shares issued	73,140,147	73,140,147	75,406,875
Ordinary shares, shares outstanding	73,140,147	73,140,147	75,406,875

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Revenues	$ 15,844	99,778	94,671	$ 60,419	380,490	339,532
Direct costs	(3,705)	(23,330)	(20,001)	(13,761)	(86,658)	(77,376)
Gross profit	12,139	76,448	74,670	46,658	293,832	262,156
Operating expenses
Research and development	(310)	(1,953)	(1,717)	(1,209)	(7,615)	(6,960)
Sales and marketing	(2,631)	(16,567)	(13,273)	(9,794)	(61,678)	(47,583)
General and administrative	(3,666)	(23,086)	(23,251)	(14,243)	(89,696)	(83,794)
Total operating expenses	(6,607)	(41,606)	(38,241)	(25,246)	(158,989)	(138,337)
Operating income	5,532	34,842	36,429	21,412	134,843	123,819
Other income, net
Interest income	542	3,411	2,694	2,133	13,432	9,065
Interest expense	(142)	(896)	(657)	(522)	(3,287)	(2,606)
Exchange (loss)/ gain	5	33	(61)	(213)	(1,343)	486
Dividend income				1,146	7,217
Others	131	823	269	117	737	1,378
Total other income, net	536	3,371	2,245	2,661	16,756	8,323
Income before income tax	6,068	38,213	38,674	24,073	151,599	132,142
Income tax expense	(1,048)	(6,597)	(10,867)	(1,530)	(9,634)	(33,929)
Net income	5,020	31,616	27,807	22,543	141,965	98,213
Income attributable to non-controlling interests	(377)	(2,377)	(1,548)	(1,586)	(9,985)	(6,510)
Net income attributable to shareholders	$ 4,643	29,239	26,259	$ 20,957	131,980	91,703
Attributable to ordinary shares
-Basic	$ 0.06	0.4	0.35	$ 0.28	1.79	1.31
-Diluted	$ 0.06	0.4	0.35	$ 0.28	1.79	1.31